Long Term Debt - Advances and Repayments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit Facilities [Line Items]
Advances on revolving credit facility	$ 1,446,000	$ 958,355	$ 496,500
Payments on revolving credit facilities	(1,137,000)	(1,565,537)	(226,819)
OLLC Revolving Credit Facility [Member]
Credit Facilities [Line Items]
Advances on revolving credit facility	1,446,000	941,000	293,000
Payments on revolving credit facilities	(1,137,000)	(1,209,000)	(42,000)
Previous Owners Revolving Credit Facility [Member]
Credit Facilities [Line Items]
Advances on revolving credit facility		17,355	203,500
Payments on revolving credit facilities		$ (356,537)	$ (184,819)